Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases
Total scheduled payment
2026	$93,401
2027	124,535
2028	31,134
Total	$249,070